Income taxes - Unrecognized (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Unrecognized deferred tax assets
Temporary differences	€ 1,579	€ 13,487
Tax losses carried forward	18,324	19,393
Tax credits	311	342
Total unrecognised	€ 20,214	€ 33,222